Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Equity Method Investments
Velti Center for Innovation S.A. Velti Center for Innovation, a wholly‑owned subsidiary, or VCI, was incorporated for the sole purpose of participating in the EU sponsored program active from 2004 to 2008, which is administered by the General Secretariat of Research and Development of Greece. Under this program, VCI was established to develop start up enterprises in Greece to develop innovative technologies that will be served by a common architecture. The enterprises include Amplus S.A., Evorad S.A., Tagem S.A., mPoint S.A. and N‑Squared S.A.
We eliminate unrealized gains and losses on transactions between us and our equity method investments. We record these gains or losses as non-operating loss from equity method investments based on the nature of the transactions, which is one of the acceptable methods under U.S. GAAP.  This resulted in an additional loss from equity method investments of $1.9 million and $2.8 million during 2011 and 2010, respectively. During 2009, there were no significant unrealized gains or losses from these type of transactions.
Amplus S.A.
Chris Kaskavelis, our Chief Operating Officer, and Menelaos Scouloudis, our Chief Commercial Officer, are members of the board of Amplus S.A. VCI S.A. holds 21.7% of the share capital of Amplus S.A.

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Sales to Amplus S.A.	$3,193	$—	$17
Invoiced to Amplus S.A. for services rendered	$50	$84	$85
Purchases from Amplus S.A.	$839	$288	$142

	As of December 31,
	2011	2010
	(in thousands)
Trade receivables from Amplus S.A.	$—	$—
Accrued and other receivables from Amplus S.A.	$2,984	$—
Trade payables to Amplus S.A.	$180	$360

Tagem S.A.
VCI S.A. holds one‑half of the share capital of Tagem S.A.

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Sales to Tagem S.A.	$—	$1,898	$365
Invoiced to Tagem S.A. for services rendered	$46	$61	$77
Purchases from Tagem S.A.	$2,153	$465	$415

	As of December 31,
	2011	2010
	(in thousands)
Trade receivables from Tagem S.A.	$8	$1,383
Accrued and other receivables from Tagem S.A.	$1,155	$200
Trade payables to Tagem S.A.	$—	$—

Digital Rum S.A.
VCI S.A holds one-half the share capital of Digital Rum S.A.

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Sales to Digital Rum S.A.	$2,660	$4,021	$2,100
Invoiced to Digital Rum S.A. for services rendered	$24	$82	$36
Purchases from Digital Rum S.A.	$2,270	$3,080	$244

	As of December 31,
	2011	2010
	(in thousands)
Trade receivables from Digital Rum S.A.	$507	$2,300
Accrued and other receivables from Digital Rum S.A.	$2,572	$—
Trade payables to Digital Rum S.A.	$—	$101

N-Squared S.A.
Chris Kaskavelis, our Chief Operating Officer, is a member of the board of N‑Squared S.A. VCI holds one-half of the share capital of N-Squared S.A. We did not have any significant transactions with N-Squared during the periods presented.
Evorad S.A.
VCI S.A. holds 49% of the share capital of Evorad S.A. We did not have any significant transactions with Evorad during the periods presented. We had $644,000 and $501,000 in other receivables from Evorad as of December 31, 2011 and 2010, respectively.
CASEE
In connection with signing the definitive agreement to purchase the remaining outstanding equity interest of CASEE, we provided CASEE with a $1.5 million loan facility to fund working capital needs prior to the completion of the acquisition. As of December 31, 2011 was $1.5 million. This is included in other receivables as of December 31, 2011.